CASH FLOW HEDGE RESERVE (Tables)	12 Months Ended
Dec. 31, 2023
CASH FLOW HEDGE RESERVE
Schedule of cash flow hedge reserve

USD million
Balance at January 1, 2023	(3.1)
Gains and losses deferred to shareholders’ equity Hedging of operating cash flows	(9.4)
Total of changes during the year	(9.4)
Deferred taxes	1.9
Balance at December 31, 2023	(10.6)

Balance at January 1, 2022	6.2
Gains and losses deferred to shareholders’ equity Hedging of operating cash flows	(11.6)
Total of changes during the year	(11.6)
Deferred taxes	2.3
Balance at December 31, 2022	(3.1)

Balance at January 1, 2021	(37.4)
Gains and losses deferred to shareholders’ equity Hedging of operating cash flows	54.5
Total of changes during the year	54.5
Deferred taxes	(10.9)
Balance at December 31, 2021	6.2